UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: July 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

FORM N-Q

JULY 31, 2011

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of investments (unaudited)	July 31, 2011

SECURITY	SHARES	VALUE
COMMON STOCKS - 86.5%
CONSUMER DISCRETIONARY - 5.9%
Hotels, Restaurants & Leisure - 1.7%
Genting Berhad	284,300	$1,034,738	(a)

Household Durables - 3.2%
Gafisa SA, ADR	105,758	1,012,104
PDG Realty SA Empreendimentos e Participacoes	187,900	993,507

Total Household Durables		2,005,611

Textiles, Apparel & Luxury Goods - 1.0%
Delta Dunia Makmur Tbk PT	5,643,500	649,059	*(a)

TOTAL CONSUMER DISCRETIONARY		3,689,408

CONSUMER STAPLES - 6.0%
Food Products - 6.0%
China Mengniu Dairy Co., Ltd.	325,000	1,124,960	(a)
China Yurun Food Group Ltd.	470,000	1,473,601	(a)
JBS SA	389,700	1,165,946	*

TOTAL CONSUMER STAPLES		3,764,507

ENERGY - 13.0%
Oil, Gas & Consumable Fuels - 13.0%
Cairn India Ltd.	57,537	399,395	*(a)
CNOOC Ltd.	657,000	1,460,286	(a)
Gazprom OAO, ADR	99,047	1,401,631	(a)
JSW Energy Ltd.	311,832	474,817	(a)
Pacific Rubiales Energy Corp.	48,729	1,401,510
Rosneft Oil Co., GDR	95,343	805,208	(a)
Sasol Ltd.	25,107	1,255,196	(a)
Yanzhou Coal Mining Co., Ltd., Class H Shares	238,000	909,030	(a)

TOTAL ENERGY		8,107,073

EXCHANGE TRADED FUNDS - 4.8%
iShares Trust-iShares MSCI Emerging Markets Index Fund	63,828	3,009,490

FINANCIALS - 20.0%
Commercial Banks - 16.8%
ABSA Group Ltd.	52,689	1,034,016	(a)
Agricultural Bank of China, Class H Shares	1,654,000	892,823	(a)
Banco do Brasil SA	63,300	1,073,061
Bank of India	145,713	1,268,294	(a)
China Construction Bank, Class H Shares	2,497,870	2,010,829	(a)
Industrial & Commercial Bank of China Ltd., Class H Shares	2,630,975	2,011,897	(a)
Nomos-Bank, GDR	53,508	985,632	*(a)
Shinhan Financial Group Co., Ltd.	25,965	1,244,375	(a)

Total Commercial Banks		10,520,927

Insurance - 1.6%
Korea Life Insurance Co., Ltd.	144,010	1,022,616	(a)

Real Estate Management & Development - 1.6%
Evergrande Real Estate Group Ltd.	1,279,000	963,998	(a)

TOTAL FINANCIALS		12,507,541

HEALTH CARE - 1.4%
Pharmaceuticals - 1.4%
Dr. Reddy’s Laboratories Ltd.	24,474	876,630	(a)

INDUSTRIALS - 8.5%
Airlines - 2.0%
AirAsia Berhad	964,100	1,276,340	(a)

Construction & Engineering - 3.2%
Aveng Ltd.	110,766	591,476	(a)
GS Engineering & Construction Corp.	6,652	749,477	(a)
Larsen & Toubro Ltd., GDR	16,167	631,796	(a)

Total Construction & Engineering		1,972,749

Industrial Conglomerates - 1.0%
Shanghai Industrial Holdings Ltd.	174,000	633,750	(a)

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY		SHARES	VALUE
Machinery - 2.3%
Tata Motors Ltd., ADR		34,231	$733,228
Weg SA		66,300	718,213

Total Machinery			1,451,441

TOTAL INDUSTRIALS			5,334,280

INFORMATION TECHNOLOGY - 11.2%
Communications Equipment - 1.3%
AAC Acoustic Technology Holdings Inc.		346,000	799,521	(a)

Electronic Equipment, Instruments & Components - 1.5%
Hon Hai Precision Industry Co., Ltd.		330,308	942,635	(a)

Internet Software & Services - 3.2%
Baidu.com Inc., ADR		6,429	1,009,803	*
Mail.ru Group Ltd., GDR		28,286	999,183	*(a)

Total Internet Software & Services			2,008,986

Semiconductors & Semiconductor Equipment - 5.2%
Advanced Semiconductor Engineering Inc.		757,000	817,319	*(a)
Samsung Electronics Co., Ltd.		3,094	2,472,853	(a)

Total Semiconductors & Semiconductor Equipment			3,290,172

TOTAL INFORMATION TECHNOLOGY			7,041,314

MATERIALS - 8.9%
Chemicals - 2.9%
Mexichem SA de CV		229,200	994,926
Nan Ya Plastics Corp.		307,000	848,459	(a)

Total Chemicals			1,843,385

Metals & Mining - 6.0%
African Minerals Ltd.		97,666	992,194	*(a)
Bellzone Mining PLC		297,079	199,626	*(a)
Gerdau SA		13,700	105,123
Gerdau SA, ADR		27,261	248,620
Mechel OAO, ADR		12,657	314,906
Mining & Metallurgical Co. Norilsk Nickel, ADR		38,085	1,011,869	(a)
Sterlite Industries India Ltd.		220,111	794,579	(a)
Sterlite Industries India Ltd., ADR		5,492	81,117

Total Metals & Mining			3,748,034

TOTAL MATERIALS			5,591,419

TELECOMMUNICATION SERVICES - 6.8%
Diversified Telecommunication Services - 1.3%
PT XL Axiata Tbk		1,176,000	795,116	(a)

Wireless Telecommunication Services - 5.5%
MTN Group Ltd.		68,915	1,488,442	(a)
NII Holdings Inc.		20,290	859,281	*
Tim Participacoes SA, ADR		21,814	1,091,573

Total Wireless Telecommunication Services			3,439,296

TOTAL TELECOMMUNICATION SERVICES			4,234,412

TOTAL COMMON STOCKS (Cost - $46,872,731)			54,156,074

	MATURITY DATE	FACE AMOUNT
EQUITY LINKED NOTES - 2.7%
JPMorgan Structured Products BV (Cairn India Ltd.)	10/6/14	$69,558	482,663	(b)
JPMorgan Structured Products BV (Housing Development & Infrastructure Ltd.)	7/29/14	173,752	557,570	(b)
JPMorgan Structured Products BV (JSW Energy Ltd.)	12/16/14	311,525	473,830	(b)
JPMorgan Structured Products BV (Punjab National Bank)	2/2/15	5,905	149,367	(b)

TOTAL EQUITY LINKED NOTES (Cost - $2,359,375)			1,663,430

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

SECURITY			SHARES	VALUE
PREFERRED STOCKS - 7.2%
FINANCIALS - 2.4%
Commercial Banks - 2.4%
Itau Unibanco Banco Multiple SA, ADR			75,085	$1,529,482

MATERIALS - 4.8%
Metals & Mining - 4.8%
Mechel OAO, ADR			43,057	372,443
Metalurgica Gerdau SA			23,100	264,238
Vale SA, ADR			80,317	2,370,958

TOTAL MATERIALS				3,007,639

TOTAL PREFERRED STOCKS (Cost - $2,801,189)				4,537,121

		EXPIRATION DATE	WARRANTS
WARRANTS - 1.2%
Punjab National Bank (Cost-$748,155)		7/7/15	29,851	759,212	*(a)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $52,781,450)				61,115,837

	RATE	MATURITY DATE	FACE AMOUNT
SHORT-TERM INVESTMENTS - 1.8%
Repurchase Agreements - 1.8%
Interest in $303,822,000 joint tri-party repurchase agreement dated 7/29/11 with Barclays Capital Inc.; Proceeds at maturity-$1,102,012; (Fully collateralized by U.S. government obligations, 4.250% due 11/15/40; Market value-$1,124,040) (Cost-$1,102,000)	0.130%	8/1/11	$1,102,000	1,102,000

TOTAL INVESTMENTS - 99.4% (Cost - $53,883,450#)				62,217,837
Other Assets in Excess of Liabilities - 0.6%				386,697

TOTAL NET ASSETS - 100.0%				$62,604,534

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(b)	Equity-linked security whereby the coupon, dividend and or redemption amount is linked to the price of an underlying equity security.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipt
GDR	— Global Depositary Receipt

See Notes to Schedule of Investments.

LEGG MASON ESEMPLIA EMERGING MARKETS EQUITY FUND

Schedule of investments (unaudited) (cont’d)	July 31, 2011

Summary of Investments by Country †

Brazil	17.0%
China	9.4
South Korea	8.8
India	8.4
Russia	7.9
South Africa	7.0
United States	6.2
Cayman Islands	5.0
Hong Kong	4.6
Taiwan	4.2
Bermuda	4.0
Malaysia	3.7
Netherlands	2.7
Indonesia	2.3
Canada	2.3
British Virgin Islands	1.6
Mexico	1.6
Netherlands Antilles	1.2
Jersey	0.3
Short-term investments	1.8

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of July, 31, 2011 and are subject to change.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason Esemplia Emerging Markets Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$2,005,611	$1,683,797	—	$3,689,408
Consumer staples	1,165,946	2,598,561	—	3,764,507
Energy	1,401,510	6,705,563	—	8,107,073
Exchange traded funds	3,009,490	—	—	3,009,490
Financials	1,073,061	11,434,480	—	12,507,541
Health care	—	876,630	—	876,630
Industrials	1,451,441	3,882,839	—	5,334,280
Information technology	1,009,803	6,031,511	—	7,041,314

Notes to Schedule of Investments (unaudited) (continued)

DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Materials	1,744,692	3,846,727	—	5,591,419
Telecommunication services	1,950,854	2,283,558	—	4,234,412
Equity-linked notes	1,663,430	—	—	1,663,430
Preferred stocks	4,537,121	—	—	4,537,121
Warrants	—	759,212	—	759,212

Total long-term investments	$21,012,959	$40,102,878	—	$61,115,837

Short-term investments†	—	1,102,000	—	1,102,000

Total investments	$21,012,959	$41,204,878	—	$62,217,837

†	See Schedule of Investments for additional detailed categorizations.

For the period ended July 31, 2011, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Equity linked notes. Equity-linked notes, or ELNs, are debt securities that pay interest based upon the performance of one or more equity securities, such as a stock index, a group of stocks or a single stock. ELNs offer investors the opportunity to participate in the appreciation of the underlying equity securities, often subject to a cap on the interest payable. ELNs are typically considered more conservative investments than investments in the equity securities to which they are linked, as ELNs generally provide for the repayment at maturity of the principal amount invested, plus interest (if any). However, in addition to the credit and market risks applicable to debt securities, ELNs are subject to the risk that an investor will receive less than the prevailing rate of interest if the value of the relevant equity securities decline or fail to increase sufficiently.

(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(e) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(f) Security transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At July 31, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$11,321,870
Gross unrealized depreciation	(2,987,483)

Net unrealized appreciation	$8,334,387

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended July 31, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: September 22, 2011

By	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: September 22, 2011